Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management
Schedule of Financial Assets and Liabilities
	December 31	December 31
Exposure	2022	2021
Amounts receivable	$64	$85
Restricted cash	852	785
Cash and cash equivalents	14,173	22,291
Total exposure	$15,089	$23,161
	December 31	December 31
	2022	2021
Financial assets:
Amounts receivable	$108	$168
Cash and cash equivalents and restricted cash	7,347	5,433
	7,455	5,601
Financial liabilities:
Non-current trade payables	(463)	(1,365)
Current trade and other payables	(1,383)	(1,670)
Payables to related parties	(71)	(190)
	(1,917)	(3,225)
Net financial assets exposed to foreign currency risk	$5,538	$2,376